Loss Before Tax - Schedule of Loss Before Tax (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Loss Before Tax [Abstract]
Cost of inventories sold		¥ 27,031	$ 3,703	¥ 29,342	¥ 18,926
Cost of services provided		2,054	281	1,201	3,072
Depreciation of property, plant and equipment	[1]	71,184	9,752	55,281	38,194
Depreciation of investment property	[1]			15,883	1,444
Depreciation of right-of-use assets	[1]	11,134	1,525	11,632	13,495
Amortization of intangible assets	[1]	10,851	1,487	10,399	9,782
Research and development costs		947,245	129,772	706,972	743,104
Employee benefit expense (including directors’ remuneration):
Wages and salaries		367,008	50,280	337,381	360,838
Equity-settled share-based payment expenses	[1]	20,924	2,867	31,503	22,105
Pension scheme contributions (defined contribution scheme)	[2]	34,404	4,713	30,705	28,659
Fair value (gain)/loss, net:
Derivative financial instruments				(2,822)	(19,434)
Financial assets at FVTPL		832	114	699	9,765
(Gain)/Loss on disposal of items of property, plant and equipment		50	7	(4)	(2,068)
Gain on disposal of items of lease		(85)	(12)		(205)
Lease payments not included in the measurement of lease liabilities		238	33	181	124
Government grants related to income		(9,073)	(1,243)	(19,358)	(33,597)
Bank interest income		(37,840)	(5,184)	(32,409)	(9,727)
Auditors’ remuneration		7,900	1,082	2,550	2,510
Donations		6,322	866	3,988	3,118
Foreign exchange loss/(gain), net		¥ (6,694)	$ (917)	¥ (1,621)	¥ 2,703

[1]	The depreciation of property, plant and equipment, the depreciation of investment property, the depreciation of right-of-use assets, the amortization of intangible assets and the equity-settled share-based payment expenses for the years are included in “Cost of Sales”, “Research and development expenses”, “Selling and distribution expenses” and “Administrative expenses” in the consolidated statements of profit or loss.
[2]	There are no forfeited contributions that may be used by the Group as the employer to reduce the existing level of contributions.